Accounting Policies (Details)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Line Items]
Consumer price, percentage	100.00%
Bottom of Range [Member]
Accounting Policies [Line Items]
Investment property depreciated	40 years
Top of Range [Member]
Accounting Policies [Line Items]
Investment property depreciated	50 years